Taxes Payable - Summary of Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable
VAT payables	¥ 1,441	¥ 1,846
Withholding individual income taxes for employees	2,168	2,533
Income tax payable	496	557
Others	358	485
Total	¥ 4,463	¥ 5,421